File Number: 033-13179

                                             Filed pursuant to Rule 497(e) of
                                               the Securities Act of 1933

PIONEER
--------------------------------------------------------------------------------


CASH RESERVES FUND
                                                  Class A Shares (PMTXX)
                                                  Class B Shares (PBTXX)
                                                  Class C Shares (PSVXX)
                                                  Class R Shares (PCHXX)
                                                  Class Y Shares (PRYXX)



                                                  Prospectus, May 1, 2011
                                                  (as revised May 20, 2011)


CONTENTS
--------------------------------------------------------------------------------



Fund summary.................................  1



More on the fund's investment objectives
and strategies............................... 10



More on the risks of investing in the fund    15



Management................................... 20



Pricing of shares............................ 22



Choosing a class of shares................... 23



Distribution and service arrangements........ 25



Sales charges................................ 28



Buying, exchanging and selling shares........ 32



Account options.............................. 42



Shareholder services and policies............ 46



Dividends, capital gains and taxes........... 53



Financial highlights......................... 55


Neither the Securities and Exchange Commission nor any state securities agency has approved or disapproved the fund's shares or determined whether this prospectus is

[GRAPHIC APPEARS HERE]





accurate or complete. Any representation to the contrary is a crime.

     An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
-------------------------------------------------------------------------------


     Contact your investment professional to discuss how the fund may fit into your portfolio.
-------------------------------------------------------------------------------

Fund summary


INVESTMENT OBJECTIVES
High current income, preservation of capital and liquidity through investments in high-quality short-term securities.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREOWNER FEES
(fees paid directly from your investment)           CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y
--------------------------------------------------  --------- --------- --------- --------- --------
Maximum sales charge (load) when you buy
shares (as a percentage of offering price)               None    None      None        None     None
--------------------------------------------------  --------- --------- --------- --------- --------
Maximum deferred sales charge (load) (as a
percentage of offering price or the amount you
receive when you sell shares, whichever is less)         None      4%        1%        None     None
--------------------------------------------------  --------- --------- --------- --------- --------


ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your investment)    CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y
---------------------------------------------  --------- --------- --------- --------- --------
Management Fees                                  0.40%     0.40%     0.40%     0.40%     0.40%
---------------------------------------------     ----      ----      ----      ----      ----
Distribution and Service (12b-1) Fees            0.15%     1.00%     1.00%     0.50%     0.00%
---------------------------------------------     ----      ----      ----      ----      ----


Other Expenses                                   0.30%     0.52%     0.28%     0.47%     0.11%
---------------------------------------------     ----      ----      ----      ----      ----



Total Annual Fund Operating Expenses             0.85%     1.92%     1.68%     1.37%     0.51%
---------------------------------------------     ----      ----      ----      ----      ----


EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                IF YOU REDEEM YOUR SHARES          IF YOU DO NOT REDEEM YOUR SHARES
           ------------------------------------  ------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR SHARES
           --------------------------------------------------------------------------
                1        3         5         10       1        3         5         10
           ------  -------  --------  ---------  ------  -------  --------  ---------

Class A    $87     $271     $471      $1,049     $87     $271     $471      $1,049
---------  ---     ----     -----     ------     ---     ----     -----     ------



Class B    595      903     1,137      1,964     195      603     1,037      1,964
---------  ---     ----     -----     ------     ---     ----     -----     ------



Class C    271      530       913      1,987     171      530       913      1,987
---------  ---     ----     -----     ------     ---     ----     -----     ------



Class R    139      434       750      1,646     139      434       750      1,646
---------  ---     ----     -----     ------     ---     ----     -----     ------


                                 Fund summary



                                      IF YOU DO NOT REDEEM YOUR
           IF YOU REDEEM YOUR SHARES           SHARES
           -------------------------  ------------------------
                   NUMBER OF YEARS YOU OWN YOUR SHARES
           ---------------------------------------------------
              1      3      5     10     1      3      5    10
           ----  -----  -----  -----  ----  -----  -----  ----



Class Y    52    164    285    640    52    164    285    640
---------  --    ---    ---    ---    --    ---    ---    ---


PRINCIPAL INVESTMENT STRATEGIES
The fund is a money market fund. The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities of U.S. and non-U.S. issuers, including those issued by:


o U.S. and non-U.S. banks



o U.S. and non-U.S. corporate or private issuers



o The U.S. government and its agencies and instrumentalities



o Non-U.S. governments



o Multinational organizations such as the World Bank



The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, banker's acceptances, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities. These investments may include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, auction features or interest rate reset features. The fund's investments also may include U.S. dollar denominated securities issued by non-U.S. governments and multinational issuers, such as the World Bank. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount.


The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. Within these standards, the adviser's assessment of broad economic factors that are expected to affect economic activity and interest rates influences securities selection. The adviser also employs fundamental research and an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

The fund invests in U.S. government obligations and money market securities that at the time of purchase are rated in one of the two highest rating categories for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If, after purchase, the quality rating assigned to one or more of the fund's securities is downgraded, or the credit quality deteriorates, or if the maturity on a security is extended, the adviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.


The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 60 days or less.


PRINCIPAL RISKS OF INVESTING IN THE FUND


An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that this will be the case, and it is possible to lose money by investing in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. You should be aware that money market funds have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. You should also be aware that the fund's investment adviser and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield. From time to time, the adviser and its affiliates may reimburse or otherwise reduce the fund's expenses or the adviser may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the adviser at any time without notice.

Fund summary


Following is a summary description of principal risks of investing in the fund.


INTEREST RATE AND MARKET RISK. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. An increase in interest rates, decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events, including the recent global financial crisis, could cause the value of your investment, or its yield, to decline. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.



U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.


CREDIT RISK. If an issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the default or downgrade of a single holding or issuer may cause significant deterioration in the fund's share price. The credit quality of the fund's holdings can change rapidly in certain markets.


YIELD RISK. The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's adviser may discontinue any temporary voluntary fee waivers.


RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a voluntary fee waiver is changed or terminated.


STRUCTURED SECURITIES RISK. The structured securities in which the fund invests are a type of derivative instrument. The value of these instruments depends on the value of the underlying assets and the terms of the particular security. Some of these instruments may have the effect of increasing the fund's exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the fund.


RISKS ASSOCIATED WITH CONCENTRATION IN THE BANKING INDUSTRY. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

REDEMPTION RISK. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions when permitted by applicable regulations.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent

Fund summary



that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.



Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.


THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time. You can obtain updated performance information by visiting

https://us.pioneerinvestments.com/performance or by calling



1-800-225-6292.


The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


ANNUAL RETURN CLASS A SHARES (%)
(Year ended December 31)
[GRAPHIC APPEARS HERE]





'01      '02    '03    '04    '05    '06    '07    '08    '09    '10
  3.32   1.15   0.26   0.45   2.37   4.38   4.72   2.46   0.16   0.02



For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.25% (01/01/2001 TO 03/31/2001)



THE LOWEST CALENDAR QUARTERLY RETURN WAS 0.00% (10/01/2009 TO 12/31/2009)

Fund summary


AVERAGE ANNUAL TOTAL RETURN (%)


(for periods ended December 31, 2010)



                                                       SINCE   INCEPTION
                  1 YEAR    5 YEARS    10 YEARS    INCEPTION        DATE
                --------  ---------  ----------  -----------  ----------


Class A           0.02       2.33        1.92         3.80    6/22/87
--------------    ----       ----        ----         ----    -------



  Class B        -3.98       1.66        1.25         2.24    3/31/95
--------------   -----       ----        ----         ----    -------



  Class C+        0.02       1.71        1.28         2.14    1/31/96
--------------   -----       ----        ----         ----    -------



  Class R         0.02       1.97         N/A         1.56     4/1/03
--------------   -----       ----        ----         ----    -------



  Class Y         0.02       2.50         N/A         2.56    9/26/05
--------------   -----       ----        ----         ----    -------



+ The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Mr. Seth Roman, portfolio manager at Pioneer
                       (portfolio manager of the fund since 2006).

PURCHASE AND SALE OF FUND SHARES
You may purchase, exchange or sell (redeem) shares each day the New York Stock Exchange is open through your financial intermediary or, for accounts held directly with the fund, by contacting the fund's transfer agent in writing or by telephone (Pioneer Investment Management Shareholder Services, Inc., P.O. Box 55014, Boston, MA 02205-5014, tel. 1-800-225-6292).

Your initial investment for Class A or Class C shares must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class C shares. The initial investment for Class Y shares must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount for Class Y shares. There is no minimum investment amount for Class R shares. Effective December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except for reinvestment of dividends and/or capital gains distributions and exchanges for Class B shares of other Pioneer funds.


TAX INFORMATION



You normally will have to pay income taxes on the dividends and capital gain distributions you receive from the fund, unless you are investing through a tax-deferred account, such as a 401(k) plan or individual retirement account.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES


If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or investment professional to recommend the fund over another investment. Ask your salesperson or investment professional or visit your financial intermediary's website for more information.

More on the fund's investment objectives and strategies


INVESTMENT OBJECTIVES


High current income, preservation of capital and liquidity through investments in high-quality short-term securities.


The fund's investment objectives may be changed without shareholder approval. The fund will provide notice prior to implementing any change to its investment objectives.


PRINCIPAL INVESTMENT STRATEGIES
The fund is a money market fund. The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities of U.S. and non-U.S. issuers, including those issued by:


o U.S. and non-U.S. banks



o U.S. and non-U.S. corporate or private issuers



o The U.S. government and its agencies and instrumentalities



o Non-U.S. governments



o Multinational organizations such as the World Bank


The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, banker's acceptances, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities. These investments may include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, auction features or interest rate reset features. The fund's investments also may include U.S. dollar denominated securities issued by non-U.S. governments and multinational issuers, such as the World Bank. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount.

The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. Within these standards, the assessment of broad economic factors that are expected to affect economic activity and interest rates influences securities selection by Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser. Pioneer also employs fundamental research and an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.


The fund invests in U.S. government obligations and money market securities that at the time of purchase are rated in one of the two highest rating categories for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If, after purchase, the quality rating assigned to one or more of the fund's securities is downgraded, or the credit quality deteriorates, or if the maturity on a security is extended, Pioneer or the Board (where required by applicable regulations) will decide whether the security should be held or sold.



The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 60 days or less.



MONEY MARKET SECURITIES


Money market securities include:


o Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities



o Corporate debt securities, including commercial paper



o Obligations of U.S. and non-U.S. banks



o Repurchase agreements



o Mortgage and asset-backed securities



o Securities issued by non-U.S. governments and non-U.S. corporate or private issuers



o Municipal obligations


U.S. GOVERNMENT SECURITIES. U.S. government securities include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association ("Ginnie Mae"), this guarantee does not apply to losses resulting from declines in the market

More on the fund's investment objectives and strategies


value of these securities. Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac.


MORTGAGE AND ASSET-BACKED SECURITIES



Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.



MUNICIPAL SECURITIES


The fund may invest in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.


OBLIGATIONS OF U.S. AND NON-U.S. BANKS


The fund may invest in obligations of U.S. banks and dollar-denominated obligations of non-U.S. banks. The fund may invest in certificates of deposit, time deposits and banker's acceptances of domestic banks and savings and loan association, and non-U.S. banks, including foreign branches of domestic banks, with total assets in excess of $10 billion. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.



REPURCHASE AGREEMENTS


In a repurchase agreement, the fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.


STRUCTURED INSTRUMENTS. The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.


ADDITIONAL INVESTMENT STRATEGIES
In addition to the principal investment strategies discussed above, the fund may also use other techniques, including the following non-principal investment strategies.


REVERSE REPURCHASE AGREEMENTS AND BORROWING
The fund may enter into reverse repurchase agreements pursuant to which the fund transfers securities to a counterparty in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by the fund, are a form of leverage and may make the value of an investment in the fund more volatile and increase the risks of investing in the fund. The fund also may borrow money from banks or other lenders for temporary

More on the fund's investment objectives and strategies


purposes. The fund may borrow up to 33 1/3% of its total assets. Entering into reverse repurchase agreements and other borrowing transactions may cause the fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.

More on the risks of investing in the fund


PRINCIPAL RISKS OF INVESTING IN THE FUND


An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that this will be the case, and it is possible to lose money by investing in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. You should be aware that money market funds have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. You should also be aware that the fund's investment adviser and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken. From time to time, the adviser and its affiliates may reimburse or otherwise reduce the fund's expenses or the adviser may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the adviser at any time without notice. The fund could take other actions in an effort to maintain a net asset value of $1.00 per share. For example, the fund could increase or decrease the number of its outstanding shares. If the fund were to reduce the number of its outstanding shares in order to maintain a stable net asset value, you would own fewer shares and lose money.


Following is a description of principal risks of investing in the fund.


INTEREST RATE AND MARKET RISK. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. An increase in interest rates, decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events, including the recent global financial crisis, could cause the value of your investment, or its yield, to decline. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

More on the risks of investing in the fund



U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default in the payment of interest and/or principal, similar to debt of private issuers.



CREDIT RISK. The fund invests exclusively in securities that are rated, when the portfolio buys them, in the two highest short-term rating categories or, if unrated, are, in the investment adviser's opinion, of comparable quality. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the fund or a counterparty to a financial contract with the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security's credit rating is downgraded, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly. In addition, the default or downgrade of a single holding or issuer may cause significant deterioration in the fund's share price. The credit quality of the fund's holdings can change rapidly in certain markets.


Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the portfolio manager believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not otherwise purchase (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, the fund may incur expenses to protect the fund's interest in securities experiencing these events. Any of these events may cause you to lose money.

YIELD RISK. The fund invests in short-term money market instruments. As a result, the amount of income paid to you by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund's expenses could absorb all or a significant portion of the fund's income, and, if the fund's expenses exceed the fund's income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's adviser may discontinue any temporary voluntary fee waivers. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield. Under these new regulations, the fund may be required to maintain greater liquidity based on the characteristics and anticipated liquidity needs of its shareholders, and may have a lower yield than money market funds with a different shareholder base.



RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a voluntary fee waiver is changed or terminated.



STRUCTURED SECURITIES RISK. The structured securities in which the fund invests are a type of derivative instrument. The value of these instruments depends on the value of the underlying assets and the terms of the particular security. Some of these instruments may have the effect of increasing the fund's exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the fund.


RISKS ASSOCIATED WITH CONCENTRATION IN THE BANKING INDUSTRY. The fund may invest a significant portion of its assets in banking obligations, such as participation interests in municipal securities or variable rate demand obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry, including the ongoing global financial crisis. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to

More on the risks of investing in the fund


finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank's financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks, other financial institutions and other obligors for securities held by the fund. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.


REDEMPTION RISK. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions when permitted by applicable regulation.



RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:



o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices



o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the adviser may not be able to sell the fund's securities at times, in amounts and at prices it considers reasonable



o Adverse effect of currency exchange rates or controls on the value of the fund's investments, or its ability to convert non-U.S. currencies to U.S. dollars



o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

o Economic, political, regulatory and social developments may adversely affect the securities markets



o Withholding and other non-U.S. taxes may decrease the fund's return



o Some markets in which the fund may invest are located in parts of the world that have historically been prone to natural disasters that could result in a significant adverse impact on the economies of those countries and investments made in those countries


DISCLOSURE OF PORTFOLIO HOLDINGS


The fund's policies and procedures with respect to disclosure of the fund's securities are described in the statement of additional information.

Management


INVESTMENT ADVISER
Pioneer, the fund's investment adviser, selects the fund's investments and oversees the fund's operations.


Pioneer is an indirect, wholly owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of March 31, 2011, assets under management were approximately $258 billion worldwide, including over $67 billion in assets under management by Pioneer (and its U.S. affiliates).


Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser that is not affiliated with Pioneer (an "unaffiliated subadviser") or to materially modify an existing subadvisory contract with an unaffiliated subadviser for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any unaffiliated subadviser. To the extent that the Securities and Exchange Commission adopts a rule that would supersede the order, or would provide greater flexibility than the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and any other applicable conditions of the rule, to hire and terminate an unaffiliated subadviser or to materially modify an existing subadvisory contract with an unaffiliated subadviser for the fund without shareholder approval.


PORTFOLIO MANAGEMENT
Day-to-day management of the fund's portfolio is the responsibility of Seth Roman (portfolio manager of the fund since 2006). Mr. Roman is supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Roman joined Pioneer as a portfolio manager in March 2006 and has been an investment professional for over 10 years. Prior to joining Pioneer, Mr. Roman was a fixed income trader for Fidelity Management and Research Company.


The fund's statement of additional information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the fund.



MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.40% of the fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion. The fee is accrued daily and paid monthly.


For the fiscal year ended December 31, 2010, the fund paid management fees (excluding waivers and/or assumption of expenses) equivalent to 0.40% of the fund's average daily net assets.



A discussion regarding the basis for the Board of Trustees' approval of the management contract is available in the fund's annual report to shareholders for the period ended December 31, 2010.


DISTRIBUTOR AND TRANSFER AGENT


Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Pricing of shares


NET ASSET VALUE
The fund's net asset value is the value of its securities plus other assets minus its accrued operating expenses and other liabilities. The fund calculates a net asset value for each class of shares twice daily, every day the New York Stock Exchange is open, at 2:00 p.m. Eastern time and when regular trading closes (normally 4:00 p.m. Eastern time).


The fund generally values its securities using the amortized cost method. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security.


You buy or sell shares at the share price. When you buy a class of shares, you do not pay an initial sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.


SHARE PRICE
The net asset value per share next calculated after your transaction, adjusted for any applicable sales charge.


CONTINGENT DEFERRED SALES CHARGE
A sales charge that may be deducted from your sale proceeds.

Choosing a class of shares


The fund offers five classes of shares through this prospectus. Each class has different eligibility requirements, sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:


o The eligibility requirements that apply to purchases of a particular share class



o The expenses paid by each class



o The initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to each class



o Whether you qualify for any reduction or waiver of sales charges



o How long you expect to own the shares



o Any services you may receive from a financial intermediary


Your investment professional can help you determine which class meets your goals. Your investment professional or financial intermediary may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

For information on the fund's expenses, please see "Fund Summary."


CLASS A SHARES


o You do not pay an initial sales charge, but you may pay a sales charge if you exchange your shares for Class A shares of another Pioneer mutual fund.



o There is no contingent deferred sales charge, except in certain circumstances when no initial sales charge is charged.



o Distribution and service fees of 0.15% of average daily net assets.


CLASS B SHARES


o A contingent deferred sales charge of up to 4% is assessed if you sell your shares. The charge is reduced over time and not charged after five years. Your investment firm may receive a commission from the distributor at the time of your purchase of up to 4%.



o Distribution and service fees of 1.00% of average daily net assets.



o Converts to Class A shares after eight years.



o Effective December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gains distributions may continue to be reinvested in Class B shares according to a shareholder's election, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by

Choosing a class of shares



  existing exchange privileges. Shareholders who owned Class B shares as of December 31, 2009 may continue to hold such shares until they convert to Class A shares eight years after the date of purchase.


CLASS C SHARES


o A 1% contingent deferred sales charge is assessed if you sell your shares within one year of purchase. Your investment firm may receive a commission from the distributor at the time of your purchase of up to 1%.



o Distribution and service fees of 1.00% of average daily net assets.



o Does not convert to another share class.



o Maximum purchase amount (per transaction) of $499,999.


CLASS R SHARES


o No initial or contingent deferred sales charge.



o Distribution fees of 0.50% of average daily net assets. Separate service plan provides for payment to financial intermediaries of up to 0.25% of average daily net assets.



o Generally, available only through certain tax-deferred retirement plans and related accounts.


CLASS Y SHARES


o No initial or contingent deferred sales charge.



o Initial investments are subject to a $5 million investment minimum, which may be waived in some circumstances.


SHARE CLASS ELIGIBILITY


CLASS R SHARES


Class R shares are available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares also are available to IRAs that are rollovers from eligible retirement plans that offered one or more Class R share Pioneer funds as investment options. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Distribution and service arrangements


DISTRIBUTION PLAN
The fund has adopted a distribution plan for Class A, Class B, Class C and Class R shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense of the fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.


CLASS R SHARES SERVICE PLAN
The fund has adopted a separate service plan for Class R shares. Under the service plan, the fund may pay securities dealers, plan administrators or other financial intermediaries who agree to provide certain services to plans or plan participants holding shares of the fund a service fee of up to 0.25% of average daily net assets attributable to Class R shares held by such plan participants. The services provided under the service plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the fund.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
Your financial intermediary may receive compensation from the fund, Pioneer and its affiliates for the sale of fund shares and related services. Compensation may include sales commissions and distribution and service (Rule 12b-1) fees, as well as compensation for administrative services and transaction processing.


Pioneer and its affiliates may make additional payments to your financial intermediary. These payments may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets, which may include profits derived from services provided to the fund, or from the retention of a portion of sales charges or distribution and service fees. Pioneer may

Distribution and service arrangements


base these payments on a variety of criteria, including the amount of sales or assets of the Pioneer funds attributable to the financial intermediary or as a per transaction fee.


Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries (in addition to amounts that may be paid by the fund) for providing certain administrative services and transaction processing services.


Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the Pioneer funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds' assets. The intermediary may earn a profit on these payments if the amount of the payment to the intermediary exceeds the intermediary's costs.

The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than in the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.

Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Pioneer funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the Pioneer funds.

Sales charges


CLASS B SHARES
You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within five years of purchase, you will pay the distributor a contingent deferred sales charge upon redemption. The contingent deferred sales charge decreases as the number of years since your purchase increases. Effective December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except for reinvestment of dividends and/or capital gains distributions and exchanges for Class B shares of other Pioneer funds.


CONTINGENT DEFERRED SALES CHARGE
----------------------------------
ON SHARES SOLD                         AS A % OF DOLLAR
BEFORE THE                               AMOUNT SUBJECT
END OF YEAR                         TO THE SALES CHARGE
---------------------------------- --------------------
1                                                    4
---------------------------------- --------------------
2                                                    4
---------------------------------- --------------------
3                                                    3
---------------------------------- --------------------
4                                                    2
---------------------------------- --------------------
5                                                    1
---------------------------------- --------------------
6+                                                   0
---------------------------------- --------------------

Shares purchased prior to December 1, 2004 remain subject to the contingent deferred sales charges in effect at the time you purchased those shares. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased.


CONVERSION TO CLASS A SHARES
Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares eight years after the date of purchase except that:


o Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares over time in the same proportion as other shares held in the account



o Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.



CLASS C SHARES
You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, upon redemption you will pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost of the shares you are selling, whichever is less.


PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)
Several rules apply for calculating CDSCs so that you pay the lowest possible CDSC.


o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less



o You do not pay a CDSC on reinvested dividends or distributions



o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest



o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges"


WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGES
It is your responsibility to confirm that your investment professional has notified the distributor of your eligibility for a reduced sales charge at the time of sale. If you or your investment professional do not notify the distributor of your eligibility, you will risk losing the benefits of a reduced sales charge.

The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:


o The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;



o You become disabled (within the meaning of Section 72 of the Internal Revenue
  Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;

Sales charges



o The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);



o The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and, in connection with the distribution, one of the following applies:



  - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);



  - It is a required minimum distribution due to the attainment of age 70 1/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);



  - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held; or



  - It is in the form of a loan to a participant in a plan that permits loans (each repayment applied to the purchase of shares will be subject to a CDSC as though a new purchase);



o The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is or is in connection with:



  - A return of excess employee deferrals or contributions;



  - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;



  - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in that calendar year; or

  - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);



o The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account;



o The distribution is made to pay an account's advisory or custodial fees; or



o The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.



Please see the fund's statement of additional information for more information regarding reduced sales charges and breakpoints.

Buying, exchanging and selling shares


OPENING YOUR ACCOUNT
You may open an account by completing an account application and sending it to the transfer agent by mail or by fax. Please call the transfer agent to obtain an account application. Certain types of accounts, such as retirement accounts, have separate applications.

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT
SHAREHOLDER SERVICES, INC.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292


IDENTITY VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value on the date of redemption.


INVESTING THROUGH FINANCIAL INTERMEDIARIES AND RETIREMENT PLANS
If you invest in the fund though your financial intermediary or though a retirement plan, the options and services available to you may be different from those discussed in this prospectus. Shareholders investing through financial intermediaries, programs sponsored by financial intermediaries and retirement plans may only purchase funds and classes of shares that are available. When you invest through an account that is not in your name, you generally may buy and sell shares and complete other transactions only though the account. Ask your investment professional or financial intermediary for more information.

Additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based, administrative or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.


SHARE PRICES FOR TRANSACTIONS


If you place an order to purchase, exchange or sell shares with the transfer agent or an authorized agent by the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) (except for orders received by 2:00 p.m. meeting the requirements referenced below), the share price for your transaction will be based on the net asset value determined as of the close of regular trading on the New York Stock Exchange on that day (plus or minus any applicable sales charges). If your order is placed with the transfer agent or an authorized agent after the close of regular trading on the New York Stock Exchange, or your order is not in good order, the share price will be based on the net asset value next determined after your order is received in good order by the fund or authorized agent. The authorized agent is responsible for transmitting your order to the fund in a timely manner.



On any day that the money markets in which the fund invests close early, such as days in advance of holidays or in the event of an emergency, the fund reserves the right to advance the time when the fund's share price is determined (and by which transaction orders must be received) to the closing time of the markets.

You begin earning dividends on the first business day after the fund is credited with same-day funds for your purchase. However, if your purchase order is received by the fund by 2:00 p.m. with payment through same-day wire meeting the requirements referenced below, you also will receive dividends declared that day.

There are special requirements if you wish to purchase fund shares by wire, have your order executed at 2:00 p.m. and receive dividends for that day. You or your investment firm must contact the funds transfer agent, Pioneer Investment Management Shareholder Services, Inc. at 1-800-225-6292, to be pre-approved.

Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank.



GOOD ORDER MEANS THAT:


o You have provided adequate instructions



o There are no outstanding claims against your account



o There are no transaction limitations on your account



o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered



o Your request includes a signature guarantee if you:



  - Are selling over $100,000 or exchanging over $500,000 worth of shares



  - Changed your account registration or address within the last 30 days



  - Instruct the transfer agent to mail the check to an address different from the one on your account



  - Want the check paid to someone other than the account's record owner(s)



  - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

Buying, exchanging and selling shares


TRANSACTION LIMITATIONS
Your transactions are subject to certain limitations, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive trading."


BUYING
You may buy fund shares from any financial intermediary that has a sales agreement or other arrangement with the distributor.

You can buy shares at net asset value per share plus any applicable sales charge. The distributor may reject any order until it has confirmed the order in writing and received payment. Normally, your financial intermediary will send your purchase request to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of fund shares.


MINIMUM INVESTMENT AMOUNTS


CLASS A AND CLASS C SHARES
Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class C shares.


You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The fund may waive the initial or subsequent investment minimums. Minimum investment amounts may be waived for, among other things, share purchases made through certain mutual fund programs (e.g., asset based fee program accounts) sponsored by qualified intermediaries, such as broker-dealers and investment advisers, that have entered into an agreement with Pioneer.


CLASS R SHARES
There are no minimum investment amounts for Class R shares, although investments are subject to the fund's policies regarding small accounts.


CLASS Y SHARES
Your initial investment in Class Y shares must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount. The fund may waive the initial investment amount.

WAIVERS OF THE MINIMUM INVESTMENT AMOUNT
The fund will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(b) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or


(c) The account is not represented by a broker-dealer and the investment is made by (1) an ERISA-qualified retirement plan that meets the requirements of Section 401 of the Internal Revenue Code, (2) an employer-sponsored retirement plan that meets the requirements of Sections 403 or 457 of the Internal Revenue Code, (3) a private foundation that meets the requirements of Section 501(c)(3) of the Internal Revenue Code or (4) an endowment or other organization that meets the requirements of Section 509(a)(1) of the Internal Revenue Code; or

(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of Pioneer or its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor; or


(e) The investment is made through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include Class Y shares of the Pioneer mutual funds in their program. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares

Buying, exchanging and selling shares


    included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class; or


(f)        The investment is made by another Pioneer fund

The fund reserves the right to waive the initial investment minimum in other circumstances.


MAXIMUM PURCHASE AMOUNTS


Purchases of fund shares are limited to $499,999 for Class C shares. This limit is applied on a per transaction basis. Class A,Class R and Class Y shares are not subject to a maximum purchase amount.


RETIREMENT PLAN ACCOUNTS
You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.


You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.


HOW TO BUY SHARES


THROUGH YOUR INVESTMENT FIRM
Normally, your investment firm will send your purchase request to the fund's distributor and/or transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of fund shares.


BY PHONE OR ONLINE


YOU CAN USE THE TELEPHONE OR ONLINE PURCHASE PRIVILEGE IF you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional fund shares by phone or online if:

o You established your bank account of record at least 30 days ago



o Your bank information has not changed for at least 30 days



o You are not purchasing more than $100,000 worth of shares per account per day



o You can provide the proper account identification information


When you request a telephone or online purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.


IN WRITING, BY MAIL
You can purchase fund shares for an existing fund account by MAILING A CHECK TO THE TRANSFER AGENT. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check, travelers check, or credit card check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.


BY WIRE (CLASS Y SHARES ONLY)
If you have an existing Class Y account, you may wire funds to purchase shares. Note, however, that:


o State Street Bank must receive your wire no later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares



o If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk



o Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank



o Wire transfers may be restricted on holidays and at certain other times


INSTRUCT YOUR BANK TO WIRE FUNDS TO:

Receiving Bank:   State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, MA 02101
                  ABA Routing No. 011000028

Buying, exchanging and selling shares


For further credit to:   Shareholder Name
                         Existing Pioneer Account No.
                         Cash Reserves Fund

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.


EXCHANGING
You may, under certain circumstances, exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.


Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.



SAME-FUND EXCHANGE PRIVILEGE



Certain shareholders may be eligible to exchange their shares for the fund's Class Y shares. If eligible, no sales charges or other charges will apply to any such exchange. Generally, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their financial intermediary to learn more about the details of this privilege.



HOW TO EXCHANGE SHARES


THROUGH YOUR INVESTMENT FIRM
Normally, your investment firm will send your exchange request to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT EXCHANGING YOUR SHARES.

BY PHONE OR ONLINE
After you establish an eligible fund account, YOU CAN EXCHANGE FUND SHARES BY PHONE OR ONLINE IF:


o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account



o The fund into which you are exchanging offers the same class of shares



o You are not exchanging more than $500,000 worth of shares per account per day



o You can provide the proper account identification information


IN WRITING, BY MAIL OR BY FAX
You can exchange fund shares by MAILING OR FAXING A LETTER OF INSTRUCTION TO THE TRANSFER AGENT. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:


o The name and signature of all registered owners



o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000



o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging



o The class of shares you are exchanging



o The dollar amount or number of shares you are exchanging


SELLING


Your shares will be sold at the share price (net asset value less any applicable sales charge) next calculated after the fund or its authorized agent, such as a broker-dealer, receives your request in good order. If a signature guarantee is required, you must submit your request in writing.



There are special requirements if you wish to purchase fund shares by wire, have your order executed at 2:00 p.m. and receive dividends for that day. You or your investment firm must contact the fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc. at 1-800-225-6292, to be pre-approved.


If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 10 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

Buying, exchanging and selling shares


If you must use a written request to exchange or sell your shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.



CHECKWRITING PRIVILEGE
You may write a check to sell your shares, if you have established the checkwriting privilege. You may write a check for as little as $500 or as much as $250,000.

To establish the checkwriting privilege, complete a checkwriting form. The fund will then establish a checking account for you. About two weeks after you request checkwriting, the bank will send your personalized checks to you.

Each time you write a check, the check will be presented to the bank for payment. The bank will instruct the fund to sell a sufficient number of shares to cover the amount of your check. The fund will sell shares in payment of a check at the net asset value next calculated after your check is presented to the bank. You will receive any daily dividends declared on your shares until the day a check clears. You may not write a check to close your account because the value of your shares changes each day.

Your checking account with the bank is subject to the bank's rules and regulations governing checking accounts. If you do not have enough shares in your fund account to cover the amount of a check when the check is presented to the bank for payment, the bank will return your check to the presenter without making payment.

The checkwriting privilege is not available to accounts subject to backup withholding. The checkwriting privilege is generally not available to retirement plan accounts.



HOW TO SELL SHARES


THROUGH YOUR INVESTMENT FIRM
Normally, your investment firm will send your request to sell shares to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.


BY PHONE OR ONLINE
IF YOU HAVE AN ELIGIBLE NON-RETIREMENT ACCOUNT, YOU MAY SELL UP TO $100,000 PER ACCOUNT PER DAY BY PHONE OR ONLINE. You may sell fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply). You may not sell your shares by phone or online if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:


o By check, provided the check is made payable exactly as your account is registered



o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record


For Class Y shares, shareholders may sell up to $5 million per account per day if the proceeds are directed to your bank account of record ($100,000 per account per day if the proceeds are not directed to your bank account of record).


IN WRITING, BY MAIL OR BY FAX
You can sell some or all of your fund shares by WRITING DIRECTLY TO THE FUND only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.


You may sell up to $100,000 per account per day by fax.


HOW TO CONTACT US


BY PHONE
For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-225-6292

To request a transaction using FactFone/SM/ call
1-800-225-4321


BY MAIL
Send your written instructions to:
PIONEER INVESTMENT MANAGEMENT
SHAREHOLDER SERVICES, INC.
P.O. Box 55014
Boston, Massachusetts 02205-5014


PIONEER WEBSITE
www.pioneerinvestments.com


BY FAX
Fax your exchange and sale requests to:


1-800-225-4240

Account options


See the account application form for more details on each of the following services or call the transfer agent for details and availability.


TELEPHONE TRANSACTION PRIVILEGES
If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. If the fund's confirmation procedures are followed, neither the fund nor its agents will bear any liability for these transactions.


ONLINE TRANSACTION PRIVILEGES
If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:


o For new accounts, complete the online section of the account application



o For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen at www.pioneerinvestments.com


To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

AUTOMATIC INVESTMENT PLANS


You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. Automatic investments may be made only through U.S. banks. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class C or Class R share account and your balance is at least $1,000, you may establish an automatic investment plan.


PIONEER INVESTOMATIC PLAN
If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.


AUTOMATIC EXCHANGES
You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:


o You must select exchanges on a monthly or quarterly basis



o Both the originating and receiving accounts must have identical registrations



o The originating account must have a minimum balance of $5,000


You may have to pay income taxes on an exchange.


DISTRIBUTION OPTIONS
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

Account options


(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) and (3) are not available to retirement plan accounts or accounts with a current value of less than $500.


If you are under 59 1/2, taxes and tax penalties may apply.



If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. If the amount of a distribution check would be less than $10, the fund may reinvest the amount in additional shares of the fund instead of sending a check. Additional shares of the fund will be purchased at the then-current net asset value.


DIRECTED DIVIDENDS
You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.


SYSTEMATIC WITHDRAWAL PLANS
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a U.S. bank account you designate.

To establish a systematic withdrawal plan:


o Your account must have a total value of at least $10,000 when you establish your plan



o You must request a periodic withdrawal of at least $50



o You may not request a periodic withdrawal of more than 10% of the value of any Class B, Class C or Class R share account (valued at the time the plan is implemented)

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.


DIRECT DEPOSIT
If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.


VOLUNTARY TAX WITHHOLDING


You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Shareholder services and policies

EXCESSIVE TRADING
Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then-current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:


o You sell shares within a short period of time after the shares were purchased;



o You make two or more purchases and redemptions within a short period of time;



o You enter into a series of transactions that indicate a timing pattern or strategy; or



o We reasonably believe that you have engaged in such practices in connection with other mutual funds.


The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker or other intermediary has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor, broker or other intermediary to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker, other intermediary or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.


While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker or other intermediary, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the broker or other intermediary in taking steps to limit this type of activity.


The fund may reject a purchase or exchange order before its acceptance or the issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken for any transaction, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase or exchange request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order had been accepted and an investment made in the fund. A fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future.


To limit the negative effects of excessive trading on the fund, the fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from the fund, that investor shall be prevented (or "blocked") from purchasing shares of the fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic purchase or withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under
Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or "wrap" programs, transactions by insurance company separate accounts or transactions by other funds that invest in the fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to the Pioneer money market funds.

Shareholder services and policies


We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the fund's policy described above or their own policies or restrictions designed to limit excessive trading of fund shares. However, we do not impose this policy at the omnibus account level.

Purchases pursuant to the reinstatement privilege (for Class A and Class B shares) are subject to this policy.


PURCHASES IN KIND


You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objectives and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you use to purchase fund shares for cash in an amount equal to the value of the fund shares that you purchase. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.


REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B SHARES)
If you recently sold all or part of your Class A or Class B shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:


o You must send a written request to the transfer agent no more than 90 days after selling your shares and



o The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.


Purchases pursuant to the reinstatement privilege are subject to limitations on investor transactions, including the limitation on the purchase of the fund's shares within 30 calendar days of redemption. See "Excessive trading."

When you elect reinstatement, you are subject to the provisions outlined in the selected fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.


PIONEER WEBSITE
WWW.PIONEERINVESTMENTS.COM
The website includes a full selection of information on mutual fund investing. You can also use the website to get:


o Your current account information



o Prices, returns and yields of all publicly available Pioneer mutual funds



o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds



o A copy of Pioneer's privacy notice


If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.


FACTFONE/SM/ 1-800-225-4321
You can use FactFone/SM/ to:


o Obtain current information on your Pioneer mutual fund accounts



o Inquire about the prices and yields of all publicly available Pioneer mutual funds



o Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts



o Request account statements


If you plan to use FactFone/SM/ to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone/SM/.

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone/SM/ to obtain account information.


HOUSEHOLD DELIVERY OF FUND DOCUMENTS
With your consent, Pioneer may send a single proxy statement, prospectus and shareowner report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone

Shareholder services and policies


or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareowner reports to you within 30 days after receiving your notice.


CONFIRMATION STATEMENTS
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.


TAX INFORMATION
Early each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.


TAX INFORMATION FOR IRA ROLLOVERS



In January (or by the applicable Internal Revenue Service deadline) following the year in which you take a reportable distribution, the transfer agent will mail you a tax form reflecting the total amount(s) of distribution(s) received by the end of January.


PRIVACY


The fund has a policy designed to protect the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.


SIGNATURE GUARANTEES AND OTHER REQUIREMENTS
You are required to obtain a signature guarantee when:


o Requesting certain types of exchanges or sales of fund shares



o Redeeming shares for which you hold a share certificate



o Requesting certain types of changes for your existing account


You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The fund may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.


MINIMUM ACCOUNT SIZE
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.


TELEPHONE AND WEBSITE ACCESS
You may have difficulty contacting the fund by telephone or accessing www.pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access www.pioneerinvestments.com or reach the fund by telephone, you should communicate with the fund in writing.


SHARE CERTIFICATES


The fund does not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.


OTHER POLICIES
The fund and the distributor reserve the right to:


o reject any purchase or exchange order for any reason, without prior notice

Shareholder services and policies



o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege



o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission


The fund reserves the right to:


o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, or when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission



o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash



o charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days' notice. The fund may do this by deducting the fee from your distribution of dividends and/or by redeeming fund shares to the extent necessary to cover the fee



o close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

Dividends, capital gains and taxes


DIVIDENDS AND CAPITAL GAINS


Each day the fund declares substantially all of its net investment income as a dividend to shareowners. Dividends are accrued each day and paid on the last business day of the month. The fund generally pays any distributions of net short-term capital gains in November. The fund does not anticipate making any distributions of net long-term capital gains. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax.


TAXES


You will normally have to pay federal income taxes, and any state or local taxes, on the dividends and other distributions you receive from the fund, whether you take the distributions in cash or reinvest them in additional shares. For U.S. federal income tax purposes, distributions from the fund's net capital gains (if any) are considered long-term capital gains and may be taxable to you at reduced rates. Distributions from the fund's net short-term capital gains are taxable as ordinary income. Other dividends are taxable as ordinary income.


Since the fund's income is derived from sources that do not pay dividends, it is not expected that any dividends paid by the fund will qualify for either the dividends-received deduction for corporations or the maximum 15% U.S. federal income tax rate available to individuals for tax years beginning before 2013 on "qualified dividend income."



The fund will report to shareholders annually the U.S. federal income tax status of all fund distributions.


If the fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.


When you sell or exchange fund shares it is generally considered a taxable event, but you will not have any gain or loss on the sale or exchange so long as the fund maintains a net asset value of $1.00 per share.



You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will apply "backup withholding" tax on your dividends and other distributions and any other payments to you that are subject to backup withholding. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013.

Dividends, capital gains and taxes


You should ask your tax adviser about any federal, state, local and foreign tax considerations relating to an investment in the fund. You may also consult the fund's statement of additional information for a more detailed discussion of the U.S. federal income tax considerations that may affect the fund and its shareowners.

Financial highlights


The financial highlights table helps you understand the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class A, Class B, Class C, Class R and Class Y shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Financial highlights


PIONEER CASH RESERVES FUND


CLASS A SHARES




                                            YEAR ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                             12/31/10        12/31/09     12/31/08     12/31/07     12/31/06
                                        ------------------ ------------ ------------ ------------ -----------



Net asset value, beginning of period        $    1.00        $   1.00    $   1.00     $   1.00     $   1.00
                                            ---------        --------    --------     --------     --------


Increase from
 investment operations:


 Net investment income                      $   0.000(a)     $  0.002    $  0.024     $  0.046     $  0.043
                                            ---------        --------    --------     --------     --------


Distributions to shareowners:


 Net investment income                      $  (0.000)(a)    $ (0.002)   $ (0.024)    $ (0.046)    $ (0.043)
                                            ---------        --------    --------     --------     --------



Net asset value, end of period              $    1.00        $   1.00    $   1.00     $   1.00     $   1.00
                                            ---------        --------    --------     --------     --------



Total return*                                    0.02%          0.16%        2.46%        4.72%        4.38%



Ratio of net expenses to average
 net assets+                                     0.23%          0.60%        0.73%        0.71%        0.75%



Ratio of net investment income to
 average net assets+                             0.04%          0.15%        2.46%        4.61%        4.33%



Net assets, end of period
 (in thousands)                             $ 454,784        $533,382    $667,293     $739,517     $708,103


Ratios with no waiver of fees and
 assumption of expenses by the
 Adviser and no reduction for fees
 paid indirectly:


 Net expenses                                    0.85%          0.79%        0.73%        0.71%        0.75%



 Net investment income (loss)                   (0.58)%        (0.04)%       2.46%        4.61%        4.33%


Ratios with waiver of fees and
 assumption of expenses by the
 Adviser and reduction for fees
 paid indirectly:


 Net expenses                                    0.23%          0.60%        0.73%        0.70%        0.75%



 Net investment income                           0.04%          0.15%        2.46%        4.61%        4.33%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+     Ratio with no reduction for fees paid indirectly.


(a)        Amount rounds to less than $0.001 or $(0.001) per share.

PIONEER CASH RESERVES FUND


CLASS B SHARES




                                            YEAR ENDED         YEAR ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED
                                             12/31/10           12/31/09        12/31/08     12/31/07     12/31/06
                                        ------------------ ------------------ ------------ ------------ -----------



Net asset value, beginning of period        $    1.00          $    1.00      $  1.00      $  1.00      $  1.00
                                            ---------          ---------      -------      -------      -------


Increase from
 investment operations:


 Net investment income (loss)               $   0.000(a)       $   0.000(a)   $ 0.015      $ 0.035      $ 0.032
                                            ---------          ---------      -------      -------      -------


Distributions to shareowners:


 Net investment income                      $  (0.000)(a)      $  (0.000)(a)  $(0.015)     $(0.035)     $(0.032)
                                            ---------          ---------      -------      -------      -------



Net asset value, end of period              $    1.00          $    1.00      $  1.00      $  1.00      $  1.00
                                            ---------          ---------      -------      -------      -------



Total return*                                    0.02%              0.02%        1.54%        3.55%        3.21%



Ratio of net expenses to average
 net assets+                                     0.23%              0.80%        1.74%        1.84%        1.87%



Ratio of net investment income
 (loss) to average net assets+                   0.04%             (0.01)%       1.37%        3.48%        3.22%



Net assets, end of period
 (in thousands)                             $  21,190          $  37,518      $59,390      $41,539      $33,817


Ratios with no waiver of fees and
 assumption of expenses by the
 Adviser and no reduction for fees
 paid indirectly:


 Net expenses                                    1.92%              1.88%        1.74%        1.84%        1.87%



 Net investment income (loss)                   (1.65)%            (1.09)%       1.37%        3.48%        3.22%


Ratios with waiver of fees and
 assumption of expenses by the
 Adviser and reduction for fees
 paid indirectly:


 Net expenses                                    0.23%              0.80%        1.74%        1.82%        1.86%



 Net investment income (loss)                    0.04%             (0.01)%       1.37%        3.50%        3.23%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+     Ratio with no reduction for fees paid indirectly.


(a)        Amount rounds to less than $0.001 or $(0.001) per share.

Financial highlights


PIONEER CASH RESERVES FUND


CLASS C SHARES




                                            YEAR ENDED         YEAR ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED
                                             12/31/10           12/31/09        12/31/08     12/31/07     12/31/06
                                        ------------------ ------------------ ------------ ------------ -----------



Net asset value, beginning of period        $    1.00          $    1.00      $  1.00      $  1.00      $  1.00
                                            ---------          ---------      -------      -------      -------


Increase from
 investment operations:


 Net investment income (loss)               $   0.001          $   0.000(a)   $ 0.016      $ 0.036      $ 0.033
                                            ---------          ---------      -------      -------      -------


Distributions to shareowners:


 Net investment income                      $  (0.000)(a)      $  (0.000)(a)  $(0.016)     $(0.036)     $(0.033)
                                            ---------          ---------      -------      -------      -------



Net asset value, end of period              $    1.00          $    1.00      $  1.00      $  1.00      $  1.00
                                            ---------          ---------      -------      -------      -------



Total return*                                    0.02%              0.02%        1.57%        3.69%        3.33%



Ratio of net expenses to average
 net assets+                                     0.23%              0.80%        1.63%        1.68%        1.71%



Ratio of net investment income
 (loss) to average net assets+                   0.04%             (0.02)%       1.55%        3.64%        3.48%



Net assets, end of period
 (in thousands)                             $  39,198          $  49,391      $62,303      $68,250      $54,906


Ratios with no waiver of fees and
 assumption of expenses by the
 Adviser and no reduction for fees
 paid indirectly:


 Net expenses                                    1.68%              1.77%        1.63%        1.68%        1.71%



 Net investment income (loss)                   (1.41)%            (0.99)%       1.55%        3.64%        3.45%


Ratios with waiver of fees and
 assumption of expenses by the
 Adviser and reduction for fees
 paid indirectly:


 Net expenses                                    0.23%              0.80%        1.63%        1.67%        1.70%



 Net investment income (loss)                    0.04%             (0.02)%       1.55%        3.65%        3.48%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+     Ratio with no reduction for fees paid indirectly.


(a)        Amount rounds to less than $0.001 or $(0.001) per share.

PIONEER CASH RESERVES FUND


CLASS R SHARES




                                            YEAR ENDED         YEAR ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED
                                             12/31/10           12/31/09        12/31/08     12/31/07     12/31/06
                                        ------------------ ------------------ ------------ ------------ -----------



Net asset value, beginning of period        $    1.00          $    1.00      $  1.00      $  1.00      $  1.00
                                            ---------          ---------      -------      -------      -------


Increase from
 investment operations:


 Net investment income (loss)               $   0.001          $   0.000(a)   $ 0.020      $ 0.039      $ 0.038
                                            ---------          ---------      -------      -------      -------


Distributions to shareowners:


 Net investment income                      $  (0.000)(a)      $  (0.000)(a)  $(0.020)     $(0.039)     $(0.038)
                                            ---------          ---------      -------      -------      -------



Net asset value, end of period              $    1.00          $    1.00      $  1.00      $  1.00      $  1.00
                                            ---------          ---------      -------      -------      -------



Total return*                                    0.02%              0.04%        2.04%        3.94%        3.90%



Ratio of net expenses to average
 net assets+                                     0.24%              0.70%        1.15%        1.42%        1.19%



Ratio of net investment income
 (loss) to average net assets+                   0.04%             (0.06)%       1.97%        3.90%        3.93%



Net assets, end of period
 (in thousands)                             $   6,268          $   3,097      $ 1,843      $ 1,582      $   747


Ratios with no waiver of fees and
 assumption of expenses by the
 Adviser and no reduction for fees
 paid indirectly:


 Net expenses                                    1.37%              1.43%        1.15%        1.42%        1.53%



 Net investment income (loss)                   (1.09)%            (0.79)%       1.97%        3.90%        3.59%


Ratios with waiver of fees and
 assumption of expenses by the
 Adviser and reduction for fees
 paid indirectly:


 Net expenses                                    0.24%              0.70%        1.15%        1.41%        1.19%



 Net investment income (loss)                    0.04%             (0.06)%       1.97%        3.90%        3.93%



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+     Ratio with no reduction for fees paid indirectly.


(a)        Amount rounds to less than $0.001 or $(0.001) per share.

Financial highlights


PIONEER CASH RESERVES FUND


CLASS Y SHARES




                                            YEAR ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                             12/31/10        12/31/09     12/31/08     12/31/07     12/31/06
                                        ------------------ ------------ ------------ ------------ -----------




Net asset value, beginning of period        $    1.00       $   1.00     $   1.00    $  1.00      $  1.00
                                            ---------       --------     --------    -------      -------


Increase from
 investment operations:


 Net investment income                      $  (0.000)(a)   $  0.003     $  0.027    $ 0.048      $ 0.046
                                            ---------       --------     --------    -------      -------


Distributions to shareowners:


 Net investment income                      $  (0.000)(a)   $ (0.003)    $ (0.027)   $(0.048)     $(0.046)
                                            ---------       --------     --------    -------      -------



Net asset value, end of period              $    1.00       $   1.00     $   1.00    $  1.00      $  1.00
                                            ---------       --------     --------    -------      -------



Total return*                                    0.02%          0.30%        2.70%      4.96%        4.67%



Ratio of net expenses to average
 net assets+                                     0.22%          0.44%        0.52%      0.47%        0.47%



Ratio of net investment income to
 average net assets+                             0.02%          0.29%        2.63%      4.85%        4.54%



Net assets, end of period
 (in thousands)                             $  59,570       $244,435     $175,151    $83,209      $76,726


Ratios with no waiver of fees and
 assumption of expenses by the
 Adviser and no reduction for fees
 paid indirectly:


 Net expenses                                    0.51%          0.53%        0.52%      0.47%        0.47%



 Net investment income (loss)                   (0.27)%         0.20%        2.63%      4.85%        4.54%


Ratios with waiver of fees and
 assumption of expenses by the
 Adviser and reduction for fees
 paid indirectly:


 Net expenses                                    0.22%          0.44%        0.52%      0.46%        0.47%



 Net investment income                           0.02%          0.29%        2.63%      4.86%        4.54%




(a)        Amount rounds to less than $0.001 or $(0.001) per share.


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+     Ratio with no reduction for fees paid indirectly.

                                     Notes

Pioneer
Cash Reserves Fund


YOU CAN OBTAIN MORE FREE INFORMATION about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292 for more information about the fund, to request copies of the fund's statement of additional information and shareowner reports, and to make other inquiries.


VISIT OUR WEBSITE
www.pioneerinvestments.com

The fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com. You also may find other information and updates about Pioneer and the fund, including fund performance information, on the fund's website.


SHAREOWNER REPORTS
Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide additional information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the fund.


The statement of additional information, and the independent registered public accounting firm's report and financial statements in the fund's annual report to shareowners, are incorporated by reference into this prospectus.


You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

(Investment Company Act file no. 811-05099)


[GRAPHIC APPEARS HERE]



PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET


                                                                  19293-05-0511


BOSTON, MA 02109


                                 (Copyright)2011 Pioneer Funds Distributor, Inc.


WWW.PIONEERINVESTMENTS.COM

                                                                    Member SIPC




[GRAPHIC APPEARS HERE]




Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerinvestments.com














This is not part of the prospectus.




19293-05-0511



(Copyright)2011 Pioneer Funds Distributor, Inc.


Underwriter of Pioneer mutual funds
Member SIPC